Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	Sep. 30, 2013 Gains and losses on cash flow hedges Predecessor	May 13, 2014 Gains and losses on cash flow hedges Predecessor	Sep. 30, 2013 Gains and losses on cash flow hedges Predecessor	Sep. 30, 2013 Unrealized gains and losses on available-for-sale securities Predecessor	May 13, 2014 Unrealized gains and losses on available-for-sale securities Predecessor	Sep. 30, 2013 Unrealized gains and losses on available-for-sale securities Predecessor
Accumulated other comprehensive loss
Changes in unrealized fair value of available-for-sale securities in other comprehensive income, net of tax	$ 0
Other comprehensive income reclassification adjustments
Balance at the beginning of the period		(7,899,000)	(4,184,000)	(12,491,000)	(8,415,000)	(4,877,000)	(12,931,000)	516,000	693,000	440,000
Other comprehensive income before reclassifications		2,692,000	3,626,000	9,194,000	2,560,000	2,740,000	8,945,000	132,000	886,000	249,000
Amounts reclassified from AOCI		294,000	428,000	889,000	294,000	428,000	889,000
Income tax effect		(1,054,000)	(1,431,000)	(3,559,000)	(1,007,000)	(1,118,000)	(3,471,000)	(47,000)	(313,000)	(88,000)
TOTAL OTHER COMPREHENSIVE INCOME		1,932,000	2,623,000	6,524,000	1,847,000	2,050,000	6,363,000	85,000	573,000	161,000
Balance at the end of the period		$ (5,967,000)	$ (1,561,000)	$ (5,967,000)	$ (6,568,000)	$ (2,827,000)	$ (6,568,000)	$ 601,000	$ 1,266,000	$ 601,000